Consolidated statement of comprehensive income - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Consolidated statement of comprehensive income
Net profit	$ 3,445	$ 1,101	$ 1,191
Net profit, percentage movement from same period of prior year	189.00%
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	$ 650	500	(143)
Debt securities measured at fair value through other comprehensive income (FVOCI), percentage movement from prior period	30.00%
Cash flow hedging instruments	$ 121	(240)	145
Cash flow hedging instruments, percentage movement from same period of prior year	(17.00%)
Transferred to income statements:
Debt securities measured at FVOCI	$ (98)	(51)	(28)
Debt securities measured at FVOCI, percentage movement from prior period	92.00%
Cash flow hedging instruments	$ 72	90	128
Cash flow hedging instruments, percentage movement from prior period	(20.00%)
Cash flow hedging instruments, percentage movement from same period of prior year	(44.00%)
Foreign currency translation reserve		55
Foreign currency translation reserve, percentage movement from prior period	(100.00%)
Loss allowance on debt instruments measured at FVOCI	$ 1	1	1
Exchange differences on translation of post-tax foreign operations (net of associated hedges)	$ (210)	(433)	265
Exchange differences on translation of post-tax foreign operations (net of associated hedges), percentage movement from prior period	(52.00%)
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	$ (168)	(131)	50
Debt securities measured at FVOCI, percentage movement from prior period	28.00%
Cash flow hedging instruments	$ (56)	44	(80)
Cash flow hedging instruments, percentage movement from same period of prior year	(30.00%)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI	$ 44	(3)	(18)
Own credit adjustment on financial liabilities designated at fair value (net of tax)		(383)	344
Own credit adjustment on financial liabilities designated at fair value (net of tax), percentage movement from prior period	(100.00%)
Own credit adjustment on financial liabilities designated at fair value (net of tax), percentage movement from same period of prior year	(100.00%)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	$ 241	(169)	54
Other comprehensive income (net of tax)	$ 597	(720)	718
Other comprehensive income (net of tax), percentage movement from same period of prior year	(17.00%)
Total comprehensive income	$ 4,042	381	1,909
Total comprehensive income, percentage movement from same period of prior year	112.00%
Attributable to:
Owners of WBC	$ 4,043	386	1,905
Owners of WBC, percentage movement from same period of prior year	112.00%
NCI	$ (1)	(5)	4
NCI, percentage movement from prior period	(80.00%)
Total comprehensive income	$ 4,042	$ 381	$ 1,909